As filed with the Securities and Exchange Commission on November 29, 2011
Investment Company Act File Number 811-4922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

California Daily Tax Free Income Fund, Inc.
(Exact name of registrant as specified in charter)
1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2011
(UNAUDITED)

						Rating (a)
Face			Maturity	Interest	Value		Standard
Amount			Date	Rate	(Note 1)	Moody's	& Poor's
Tax Exempt General Obligation Notes and Bonds (10.08%)
$ 1,500,000		City of Fitchburg, MA GO BAN (b)	06/29/12	0.82%	$ 1,504,760
1,914,800		Lakeland CSD of Shrub Oak Westchester County, NY BAN for Vehicles 2011 (b)	08/31/12	0.75	1,919,158
2,542,048		Lansing CSD Tomkins County, NY GO School district bonds Series 2011 (b)	08/23/12	0.97	2,553,949
2,250,000		Merrill Area Public School District, Langlade, Marathon and Lincoln Counties, WI TRAPN (b)	10/04/11	0.70	2,250,055
875,000		Merton Community School District, WI TRAPN (b)	10/25/11	0.75	875,143
2,584,000		Monroe-Woodbury Central School District, Orange County, NY BAN for School Buses 2010 (b)	11/10/11	0.72	2,586,192
1,100,000		Northland Pines School District, Oneida and Vilas Counties, WI TRAPN (b)	10/12/11	0.70	1,100,099
2,900,000		School District of the Menomonie Area Dunn and ST. Croix Counties, WI TRAPN (b)	09/19/12	0.75	2,906,941
1,175,000		School District of Three Lakes, WI TRAN (b)	08/20/12	0.75	1,177,579
933,000		Town of Nahant, MA GO BAN (b)	10/13/11	0.85	933,045
1,792,440		Victor CSD Ontario, Monroe & Wayne Counties, NY BAN School Bus Purchases 2011 (b)	09/28/12	0.74	1,801,427
19,566,288		Total Tax Exempt General Obligation Notes and Bonds			19,608,348

Tax Exempt Variable Rate Demand Instruments (c)(93.71%)
$ 4,800,000		Association for Bay Area Government Finance Authority for Nonprofit Corporations Refunding and RB (Valley Christian Schools) LOC Bank of America, N.A.	11/01/32	0.15%	$ 4,800,000	VMIG-1
6,400,000		Association for Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.10	6,400,000	VMIG-1
1,800,000		Association for Bay Area Government Finance Authority for Nonprofit Corporations (Sharp Healthcare) – Series 2009D LOC Citibank, N.A.	08/01/35	0.13	1,800,000	VMIG-1
2,190,000		Bay Area Toll Authority San Francisco RB (Bay Area Toll Bridge) - 2007 Series A-1 LOC Bank of America, N.A.	04/01/47	0.08	2,190,000	VMIG-1	A-1+
7,145,000		BB&T Municipal Trust Floater Certificates Series 2011 LOC Branch Banking & Trust Company	09/01/22	0.17	7,145,000	VMIG-1
1,550,000		California Educational Facilities Authority RB (Chapman University) -Series 2000 LOC Wells Fargo Bank, N.A.	12/01/30	0.10	1,550,000	VMIG-1	A-1+
5,100,000		California HFFA RB (Adventist Health System/ West) - 2002 Series B LOC Wells Fargo Bank, N.A.	09/01/25	0.09	5,100,000	VMIG-1
3,600,000		California HFFA RB (Pacific Gas and Electric Company) - Series 1996 Series F LOC JPMorgan Chase Bank, N.A.	11/01/26	0.10	3,600,000		A-1+
4,800,000		California HFFA RB (Scripps Health) - Series 2010B LOC JPMorgan Chase Bank, N.A.	10/01/40	0.10	4,800,000	VMIG-1	A-1+
7,200,000		California HFFA RB (Scripps Health) - Series 2010C LOC Barclays Bank	10/01/40	0.09	7,200,000	VMIG-1	A-1+
3,000,000		California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A LOC U.S. Bank, N.A.	08/01/21	0.10	3,000,000	VMIG-1	A-1+
2,130,000		California HFFA RB (Catholic Healthcare West Loan Program) - 2005 Series I LOC Bank of America, N.A.	07/01/35	0.15	2,130,000	VMIG-1	A-1
6,000,000		California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 2009A LOC Mizuho Corporate Bank	11/01/26	0.11	6,000,000	VMIG-1	A-1+
9,235,000		California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 2009D LOC Sumitomo Mitsui Banking Corp.	12/01/16	0.09	9,235,000	VMIG-1
5,000,000		California Municipal Finance Authority RB (La Sierra University) - Series 2008A LOC Wells Fargo Bank, N.A.	08/01/28	0.10	5,000,000		A-1+
9,200,000		California Statewide Communities Development Authority RB (The Master's College) - Series 2007 LOC U.S. Bank, N.A.	02/01/37	0.13	9,200,000	VMIG-1
6,800,000		California Statewide Communities Development Authority RB (Chadwick School) - Series 2002 LOC JPMorgan Chase Bank, N.A.	10/01/29	0.18	6,800,000	VMIG-1
2,800,000		California Statewide Communities Development Authority RB (The Pegasus School) – Series 2003 LOC Bank of America, N.A.	09/01/28	0.41	2,800,000	VMIG-1
6,000,000		Chino Basin Regional Financing Authority RRB (Inland Empire Utilities Agency) - Series 2008B LOC Lloyds TSB Bank PLC	06/01/32	0.12	6,000,000	VMIG-1	A-1+
1,700,000		City of Irvine Assessment District No. 04-20 Limited Obligation Improvement Bonds, Series B LOC KBC Bank, N.V.	09/02/30	0.35	1,700,000	VMIG-1
2,855,000		City of Irvine Assessment District No. 93-14 Limited Obligation Improvement Bonds LOC Bank of America, N.A.	09/02/25	0.13	2,855,000	VMIG-1	A-1+
1,300,000		City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California) LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/02/15	0.20	1,300,000	VMIG-1
7,300,000		City of Ontario, CA Multifamily Housing RRB (Park Centre Apartments) - Series 2005	12/01/35	0.13	7,300,000	VMIG-1
6,800,000		City of Upland, CA Apartment Development Revenue Refunding Bonds (Mountain Springs) – Series 1998A Collateralized by Federal National Mortgage Association	11/15/28	0.12	6,800,000		A-1+
4,000,000		Housing Authority of the County of Sacramento Multifamily Housing Revenue Refunding Bonds (Ashford Park Apartments) 1996 Issue D Collateralized by Federal National Mortgage Association	07/15/29	0.12	4,000,000		A-1+
1,800,000		Irvine Ranch Water, CA Waterworks Bonds (Orange County, California) - Election 1988 Series A for Improvement District NO. 182 LOC Landesbank Hessen – Thuringen Girozentrale	11/15/13	0.10	1,800,000		A-1+
4,770,000		Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds (Public Facilities Project) – Series 2000A Guaranteed by California State Teachers Retirement System	02/01/32	0.15	4,770,000		A-1+
10,000,000		Los Angeles County MTA Proposition C Sales Taxes RRB Series 2009 - C1 LOC Sumitomo Mitsui Banking Corp.	07/01/25	0.10	10,000,000	VMIG-1	A-1+
2,000,000		Oakland-Alameda County Coliseum Authority, CA Lease RB (Oakland Coliseum Project) – Series C-1 LOC Bank of New York/ California State Teachers Retirement System	02/01/25	0.15	2,000,000	VMIG-1	A-1+
3,600,000		Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/01/35	0.17	3,600,000		A-1+
1,700,000		Riverside County, CA 1985 COPs (ACES) Type One Series A LOC State Street Bank & Trust Company	12/01/15	0.14	1,700,000	VMIG-1	A-1+
2,000,000		San Bernardino County, CA Multifamily Mortgage RB (Parkview Place Apartments) – Series 2004A Collateralized by Federal National Mortgage Association	02/15/27	0.13	2,000,000		A-1+
5,000,000		San Francisco Bay Area Toll Bridge, CA RB (Bay Area Toll Authority) - Series 2001A LOC Barclays Bank	04/01/36	0.05	5,000,000	VMIG-1	A-1+
5,500,000		San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/17	0.16	5,500,000		A-1+
1,400,000		Santa Clara County, CA El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A LOC State Street Bank & Trust Company	08/01/15	0.14	1,400,000	VMIG-1
2,675,000		Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A Collateralized by Federal National Mortgage Association	02/15/27	0.13	2,675,000		A1+
1,495,000		South Bay Public Communication Authority RB (City of Manhattan Beach Project) - 2001 Series C LOC Bank of America, N.A.	01/01/31	0.26	1,495,000	VMIG-1	A-1+
1,000,000		State of California Economic Recovery Bonds Series 2004C LOC Bank of America, N.A.	07/01/23	0.14	1,000,000	VMIG-1	A-1
3,200,000		State of California GO (Kindergarten University- Public Education Facilities) - Series 2003A1 LOC JPMorgan Chase Bank, N.A.	05/01/33	0.10	3,200,000	VMIG-1	A-1+
2,000,000		State of California GO (Kindergarten University- Public Education Facilities) - Series 2004A3 LOC State Street Bank & Trust Company/ California State Teachers Retirement System	05/01/34	0.10	2,000,000	VMIG-1	A-1+
4,000,000		State of California GO (Kindergarten University- Public Education Facilities) - Series 2004B2 LOC Citibank, N.A.	05/01/34	0.10	4,000,000	VMIG-1	A-1+
5,400,000		State of California GO (Kindergarten University- Public Education Facilities) - Series 2004B3 LOC Citibank, N.A.	05/01/34	0.10	5,400,000	VMIG-1	A-1+
6,000,000		State of California GO Series 2005B6 LOC KBC Bank, N.V.	05/01/40	0.23	6,000,000	VMIG-1	A-1+
182,245,000		Total Tax Exempt Variable Rate Demand Instruments			182,245,000

Variable Rate Demand Instruments - Private Placements (c) (0.49%)
$ 945,000		Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B LOC Wells Fargo Bank, N.A.	12/01/14	0.08%	$ 945,000	P-1	A-1+
945,000		Total Variable Rate Demand Instruments - Private Placements			945,000
		Total Investments (104.28%)
		(Cost $202,798,348†)			$ 202,798,348
		Liabilities in excess of cash and other assets (-4.28%)			(8,324,852)
		Net Assets (100.00%)			$ 194,473,496

		Class A, 129,561,425 shares outstanding			$ 1.00
		Class B, 6,857,228 shares outstanding			$ 1.00
		Advantage Shares, 58,066,790 shares outstanding			$ 1.00

		† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
(a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities that are not rated which Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)
Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
ACES	=	Adjustable Convertible Extendable Securities
BAN	=	Bond Anticipation Notes
COP	=	Certificates of Participation
CSD	=	Central School District
GO	=	General Obligation
HFFA	=	Health Facilities Financing Authority
LOC	=	Letter of Credit
MTA	=	Metropolitan Transportation Authority
MHRB	=	Multi-family Housing Revenue Bond
MHRRB	=	Multifamily Housing Revenue Refunding Bond
RB	=	Revenue Bond
RRB	=	Refunding Revenue Bond
TRAN	=	Tax and Revenue Anticipation Note
TRAPN	=	Tax and Revenue Anticipation Promissory Note

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

		Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2011.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

				Debt securities issued by states of the United States and political subdivisions of the states

		Quoted prices in active markets for identical assets (Level 1)		-
		Significant other observable inputs (Level 2)		202,798,348
		Significant unobservable inputs (Level 3)		-
		Total		202,798,348

		For the period ended September 30, 2011, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/Christine Manna
                                              Christine Manna, Secretary

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Michael P. Lydon
                                              Michael P. Lydon, President

Date: November 29, 2011

By (Signature and Title)* /s/Joseph Jerkovich
         Joseph Jerkovich, Treasurer and Assistant Secretary

Date: November 29, 2011

* Print the name and title of each signing officer under his or her signature.